Note 6 - Lease (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, Weighted Average Discount Rate, Percent			5.05%
Operating Lease, Right-of-Use Asset	$ 0		$ 100	$ 483
Operating Lease, Liability	0		106	500
Operating Lease, Expense	$ 100	$ 100	$ 400	$ 600